Cover Page	Jul. 20, 2021
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Entity Registrant Name	MIDAMERICAN ENERGY COMPANY
Entity Central Index Key	0000928576
Document Period End Date	Jul. 20, 2021
Entity File Number	333-15387
Entity Tax Identification Number	42-1425214
Entity Incorporation, State or Country Code	IA
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Address, Address Line One	666 Grand Avenue
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	Des Moines
Entity Address, State or Province	IA
Entity Address, Postal Zip Code	50309-2580
City Area Code	515
Local Phone Number	242-4300
MidAmerican Funding, LLC [Member]
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Entity Registrant Name	MIDAMERICAN FUNDING, LLC
Entity Central Index Key	0001098296
Entity File Number	333-90553
Entity Tax Identification Number	47-0819200
Entity Incorporation, State or Country Code	IA
Entity Emerging Growth Company	false
Entity Address, Address Line One	666 Grand Avenue
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	Des Moines
Entity Address, State or Province	IA
Entity Address, Postal Zip Code	50309-2580
City Area Code	515
Local Phone Number	242-4300